Shareholder Report	9 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	18 Months Ended	25 Months Ended	32 Months Ended	39 Months Ended	74 Months Ended
	Jun. 30, 2024 USD ($) Integer	Jun. 30, 2024 USD ($) Integer	Jun. 30, 2024 USD ($) Integer	Jun. 30, 2024 USD ($) Integer	Jun. 30, 2024 USD ($) Integer	Jun. 30, 2024 USD ($) Integer	Jun. 30, 2024 USD ($) Integer	Jun. 30, 2024 USD ($) Integer	Jun. 30, 2024 USD ($) Integer
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			USCF ETF Trust
Entity Central Index Key			0001597389
Entity Investment Company Type			N-1A
Document Period End Date			Jun. 30, 2024
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Shareholder Report [Line Items]
Fund Name			USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Trading Symbol			SDCI
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-920-0259
Additional Information Website			www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	$65	0.60%

Expenses Paid, Amount			$ 65
Expense Ratio, Percent			0.60%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

Over the fiscal year ended June 30, 2024, the Fund’s NAV increased in price by 16.71%, as diversified commodities have generally increased in price. Additionally, dividends of $0.34375 per share contributed another 2.15%, funded primarily by the return from investment of collateral. The increase in the price of commodities has been attributed to supply and transportation constraints as well as increasing geopolitical tensions. Demand for commodities has generally persisted as economic activity has remained strong.

TOP PERFORMANCE CONTRIBUTORS

Soft commodities such as Cocoa (+200%) and Coffee (+50%) were top performers and contributed materially to the Fund’s return.

TOP PERFORMANCE DETRACTORS

A diverse set of commodities including Natural Gas (-32%), Soybean Oil (-20%), Corn (-19%) and Wheat (-17%) delivered negative returns over the previous year, detracting from performance when included in the portfolio.

Performance Past Does Not Indicate Future [Text]			The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown.
Line Graph [Table Text Block]			GROWTH OF AN ASSUMED $10,000 INVESTMENT
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	5 years	Since Inception (5/2/2018)
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund - NAV	16.71%	12.06%	6.80%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund - Market	16.38%	12.05%	6.79%
S&P 500 Index	24.56%	15.03%	14.50%
Bloomberg Commodity Index Total Return℠	5.00%	7.24%	4.30%
SummerHaven Dynamic Commodity Index Total Return℠	17.71%	12.51%	7.34%

Performance Inception Date									May 02, 2018
No Deduction of Taxes [Text Block]			Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares.
Material Change Date			Sep. 20, 2023
Net Assets	$ 22,275,400	$ 22,275,400	$ 22,275,400	$ 22,275,400	$ 22,275,400	$ 22,275,400	$ 22,275,400	$ 22,275,400	$ 22,275,400
Holdings Count | Integer	28	28	28	28	28	28	28	28	28
Advisory Fees Paid, Amount			$ 81,601
Investment Company, Portfolio Turnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$22,275,400
Number of Portfolio Holdings	28
Investment Advisory Fees Paid, Net	$81,601
Portfolio Turnover Rate	0%

Holdings [Text Block]	The table below shows the investment makeup of the Fund as of June 30, 2024.
Summary of Portfolio Holdings by Sector	% of Total Net Assets
US Treasury Securities	20.8%
Commodity Derivatives	(1.7)%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the period. For more information, review the Fund’s current prospectus at www.uscfinvestments.com/filings/equities or upon request at 1-800-920-0259.

On September 20, 2023, the Board of Trustees of USCF ETF Trust approved a change in the Fund’s dividend payment frequency such that the Fund intends to pay out dividends on an annual basis. The Fund previously paid out dividends on a quarterly basis.

Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund during the period.
Updated Prospectus Phone Number			1-800-920-0259
Updated Prospectus Web Address			www.uscfinvestments.com/filings/equities
Accountant Change Statement [Text Block]

Change in Accountants

On September 20, 2023, the Audit Committee of the Board of Trustees of the USCF ETF Trust (the “Trust”) appointed, and the Board of Trustees ratified and approved, Cohen & Company, Ltd. as the independent registered public accounting firm of the Trust for the fiscal year ended June 30, 2024. Prior to the Trust’s fiscal year ended June 30, 2024, the Fund’s financial statements were audited by Spicer Jeffries LLP. During the fiscal years ended June 30, 2023 and 2022, and during the subsequent interim period through September 20, 2023, there were no disagreements between the Trust and Spicer Jeffries LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Spicer Jeffries LLP, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period.

Accountant Change Date			Sep. 20, 2023
USCF Gold Strategy Plus Income Fund
Shareholder Report [Line Items]
Fund Name			USCF Gold Strategy Plus Income Fund
Trading Symbol			USG
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about USCF Gold Strategy Plus Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-920-0259
Additional Information Website			www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Gold Strategy Plus Income Fund	$49	0.45%

Expenses Paid, Amount			$ 49
Expense Ratio, Percent			0.45%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

Over the fiscal year ended June 30, 2024, the Fund’s NAV increased in price by 17.62%, largely due to an increase in the price of spot gold. Additionally, dividends of $1.8951 per share contributed approximately 8.50%, funded primarily by the sale of COMEX Gold call options and the return from investment of collateral. The increase in the price of gold has been attributed to increasing geopolitical tensions, increasing economic uncertainty, and an attempt by several central banks to diversify their holdings.

Performance Past Does Not Indicate Future [Text]			The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown.
Line Graph [Table Text Block]			GROWTH OF AN ASSUMED $10,000 INVESTMENT
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (11/2/2021)
USCF Gold Strategy Plus Income Fund - NAV	17.62%	8.33%
USCF Gold Strategy Plus Income Fund - Market	17.63%	8.28%
S&P 500 Index	24.56%	8.12%
Bloomberg Commodity Index Total Return℠	5.00%	2.57%
Bloomberg Gold Subindex Total Return℠	20.62%	10.00%

Performance Inception Date							Nov. 02, 2021
No Deduction of Taxes [Text Block]			Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares.
Net Assets	$ 7,524,243	$ 7,524,243	$ 7,524,243	$ 7,524,243	$ 7,524,243	$ 7,524,243	$ 7,524,243	$ 7,524,243	$ 7,524,243
Holdings Count | Integer	2	2	2	2	2	2	2	2	2
Advisory Fees Paid, Amount			$ 15,412
Investment Company, Portfolio Turnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$7,524,243
Number of Portfolio Holdings	2
Investment Advisory Fees Paid, Net	$15,412
Portfolio Turnover Rate	0%

Holdings [Text Block]	The table below shows the investment makeup of the Fund as of June 30, 2024.
Sector	% of Total Net Assets
Commodity Derivatives	(0.2)%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the period. For more information, review the Fund’s current prospectus at www.uscfinvestments.com/filings/equities or upon request at 1-800-920-0259.

Effective upon the open of trading on March 4, 2024, the ticker symbol for the Fund changed from “GLDX” to “USG.”

Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund during the period.
Updated Prospectus Phone Number			1-800-920-0259
Updated Prospectus Web Address			www.uscfinvestments.com/filings/equities
Accountant Change Statement [Text Block]

Change in Accountants

On September 20, 2023, the Audit Committee of the Board of Trustees of the USCF ETF Trust (the “Trust”) appointed, and the Board of Trustees ratified and approved, Cohen & Company, Ltd. as the independent registered public accounting firm of the Trust for the fiscal year ended June 30, 2024. Prior to the Trust’s fiscal year ended June 30, 2024, the Fund’s financial statements were audited by Spicer Jeffries LLP. During the fiscal years ended June 30, 2023 and 2022, and during the subsequent interim period through September 20, 2023, there were no disagreements between the Trust and Spicer Jeffries LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Spicer Jeffries LLP, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period.

Accountant Change Date			Sep. 20, 2023
USCF Sustainable Battery Metals Strategy Fund
Shareholder Report [Line Items]
Fund Name			USCF Sustainable Battery Metals Strategy Fund
Trading Symbol			ZSB
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about USCF Sustainable Battery Metals Strategy Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-920-0259
Additional Information Website			www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Sustainable Battery Metals Strategy Fund	$49	0.59%

Expenses Paid, Amount			$ 49
Expense Ratio, Percent			0.59%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

For the fiscal year ended June 30, 2024, on a net asset value (“NAV”) basis the Fund returned (32.60)%. Lackluster returns continued with electrification metals and metal equities, resulting from a combination of negative sentiment and near-term oversupply. This can be measured by referencing the Bloomberg Lithium Subindex at (85.01)% and the Bloomberg Cobalt Subindex at (49.20)%, during the period.

TOP PERFORMANCE CONTRIBUTORS

Positions that contributed most significantly to the Fund’s return for the fiscal year ended June 30, 2024, included Silver and Copper futures contracts.

TOP PERFORMANCE DETRACTORS

Positions that detracted from the Fund’s return for the fiscal year ended June 30, 2024, included Lithium, ECX Emissions, and Cobalt futures contracts.

Performance Past Does Not Indicate Future [Text]			The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown.
Line Graph [Table Text Block]			GROWTH OF AN ASSUMED $10,000 INVESTMENT
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (1/10/2023)
USCF Sustainable Battery Metals Strategy Fund - NAV	-32.60%	-28.99%
USCF Sustainable Battery Metals Strategy Fund - Market	-32.34%	-28.93%
S&P 500 Index	24.56%	27.38%
Bloomberg Commodity Index Total Return℠	5.00%	0.26%
Bloomberg Electrification Metals TR Index℠	-4.44%	-13.58%

Performance Inception Date					Jan. 10, 2023
No Deduction of Taxes [Text Block]			Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares.
Material Change Date			Sep. 20, 2023
Net Assets	$ 1,458,224	$ 1,458,224	$ 1,458,224	$ 1,458,224	$ 1,458,224	$ 1,458,224	$ 1,458,224	$ 1,458,224	$ 1,458,224
Holdings Count | Integer	50	50	50	50	50	50	50	50	50
Advisory Fees Paid, Amount			$ 10,230
Investment Company, Portfolio Turnover			38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$1,458,224
Number of Portfolio Holdings	50
Investment Advisory Fees Paid, Net	$10,230
Portfolio Turnover Rate	38%

Holdings [Text Block]

The table below shows the investment makeup of the Fund as of June 30, 2024.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
US Treasury Securities	54.7%
Basic Materials	17.1%
Industrial	1.5%
Energy	0.3%
Commodity Derivatives	(14.1)%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the period. For more information, review the Fund’s current prospectus at www.uscfinvestments.com/filings/equities or upon request at 1-800-920-0259.

On September 20, 2023, the Board of Trustees of USCF ETF Trust approved a change in the Fund’s dividend payment frequency such that the Fund intends to pay out dividends on an annual basis. The Fund previously paid out dividends on a quarterly basis.

Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund during the period.
Updated Prospectus Phone Number			1-800-920-0259
Updated Prospectus Web Address			www.uscfinvestments.com/filings/equities
Accountant Change Statement [Text Block]

Change in Accountants

On September 20, 2023, the Audit Committee of the Board of Trustees of the USCF ETF Trust (the “Trust”) appointed, and the Board of Trustees ratified and approved, Cohen & Company, Ltd. as the independent registered public accounting firm of the Trust for the fiscal year ended June 30, 2024. Prior to the Trust’s fiscal year ended June 30, 2024, the Fund’s financial statements were audited by Spicer Jeffries LLP. During the fiscal years ended June 30, 2023 and 2022, and during the subsequent interim period through September 20, 2023, there were no disagreements between the Trust and Spicer Jeffries LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Spicer Jeffries LLP, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period.

USCF Energy Commodity Strategy Absolute Return Fund
Shareholder Report [Line Items]
Fund Name			USCF Energy Commodity Strategy Absolute Return Fund
Trading Symbol			USE
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about USCF Energy Commodity Strategy Absolute Return Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-920-0259
Additional Information Website			www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Energy Commodity Strategy Absolute Return Fund	$93	0.79%

Expenses Paid, Amount			$ 93
Expense Ratio, Percent			0.79%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

For the fiscal year ended June 30, 2024, on a net asset value (“NAV”) basis the Fund returned 35.71%. During the period, the Fund allocated approximately 75% of its assets based on notional exposure between West Texas Intermediate (WTI) crude oil and gasoline futures positions, with periodic combinations of long and short positions within futures positions held. The Fund’s proprietary system utilizes various signals driven by market data within the energy futures market. This led to positive performance during the fiscal year compared to the Bloomberg Energy Subindex Total Return, which only returned 5.70% during the same period.

TOP PERFORMANCE CONTRIBUTORS

The positions that contributed most significantly to USE’s return for the fiscal year ended June 30, 2024, included Natural Gas and WTI Crude futures contract holdings.

TOP PERFORMANCE DETRACTORS

No overall combination of the held petroleum or gas futures positions detracted from the Fund’s return for the fiscal year ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]			The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown.
Line Graph [Table Text Block]			GROWTH OF AN ASSUMED $10,000 INVESTMENT
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (5/4/2023)
USCF Energy Commodity Strategy Absolute Return Fund - NAV	35.71%	33.49%
USCF Energy Commodity Strategy Absolute Return Fund - Market	35.26%	33.44%
S&P 500 Index	24.56%	30.41%
Bloomberg Commodity Index Total Return℠	5.00%	5.01%
Bloomberg Energy Subindex Total Return℠	5.70%	12.98%

Performance Inception Date				May 04, 2023
No Deduction of Taxes [Text Block]			Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares.
Material Change Date			Sep. 20, 2023
Net Assets	$ 4,008,336	$ 4,008,336	$ 4,008,336	$ 4,008,336	$ 4,008,336	$ 4,008,336	$ 4,008,336	$ 4,008,336	$ 4,008,336
Holdings Count | Integer	10	10	10	10	10	10	10	10	10
Advisory Fees Paid, Amount			$ 28,285
Investment Company, Portfolio Turnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$4,008,336
Number of Portfolio Holdings	10
Investment Advisory Fees Paid, Net	$28,285
Portfolio Turnover Rate	0%

Holdings [Text Block]	The table below shows the investment makeup of the Fund as of June 30, 2024.
Summary of Portfolio Holdings by Sector	% of Total Net Assets
US Treasury Securities	70.8%
Commodity Derivatives	7.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the period. For more information, review the Fund’s current prospectus at www.uscfinvestments.com/filings/equities or upon request at 1-800-920-0259.

On September 20, 2023, the Board of Trustees of USCF ETF Trust approved a change in the Fund’s dividend payment frequency such that the Fund intends to pay out dividends on an annual basis. The Fund previously paid out dividends on a quarterly basis.

Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund during the period.
Updated Prospectus Phone Number			1-800-920-0259
Updated Prospectus Web Address			www.uscfinvestments.com/filings/equities
Accountant Change Statement [Text Block]

Change in Accountants

On September 20, 2023, the Audit Committee of the Board of Trustees of the USCF ETF Trust (the “Trust”) appointed, and the Board of Trustees ratified and approved, Cohen & Company, Ltd. as the independent registered public accounting firm of the Trust for the fiscal year ended June 30, 2024. Prior to the Trust’s fiscal year ended June 30, 2024, the Fund’s financial statements were audited by Spicer Jeffries LLP. During the fiscal years ended June 30, 2023 and 2022, and during the subsequent interim period through September 20, 2023, there were no disagreements between the Trust and Spicer Jeffries LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Spicer Jeffries LLP, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period.

Accountant Change Date			Sep. 20, 2023
USCF Sustainable Commodity Strategy Fund
Shareholder Report [Line Items]
Fund Name		USCF Sustainable Commodity Strategy Fund
Trading Symbol		ZSC
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about USCF Sustainable Commodity Strategy Fund for the period of August 8, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information Phone Number		You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Sustainable Commodity Strategy Fund	$27(a)	0.34%

(a)	Based on the period August 8, 2023 (commencement of operations) through June 30, 2024. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount		$ 27 [1]
Expense Ratio, Percent		0.34%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund listed for trading on NYSE Arca on August 9, 2023. For the fiscal period ended June 30, 2024, on a net asset value (“NAV”) basis the Fund returned (21.38)%. Disappointing returns were driven by the continued drag on electrification and renewable energy exposure. This was partially offset by the agricultural exposure as referencing the Bloomberg Cocoa Subindex at 169.78% and the Bloomberg Coffee Subindex at 47.86%, during the period. The Fund uses a proprietary multi-factor methodology to select commodity exposure focused on agricultural, renewable energy, and electrification metals (as further described in the prospectus).

TOP PERFORMANCE CONTRIBUTORS

Positions that contributed most significantly to the Fund’s return for the fiscal period ended June 30, 2024, included Cocoa and Coffee futures contracts.

TOP PERFORMANCE DETRACTORS

Positions that detracted from the Fund’s return for the fiscal period ended June 30, 2024, included the USCF Sustainable Battery Metals Strategy Fund and ECX Emissions futures contracts.

Performance Past Does Not Indicate Future [Text]		The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown.
Line Graph [Table Text Block]		GROWTH OF AN ASSUMED $10,000 INVESTMENT
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	Since Inception (8/8/2023)
USCF Sustainable Commodity Strategy Fund - NAV	-21.38%
USCF Sustainable Commodity Strategy Fund - Market	-20.04%
S&P 500 Index	23.06%
Bloomberg Commodity Index Total Return℠	0.22%

Performance Inception Date		Aug. 08, 2023
No Deduction of Taxes [Text Block]		Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares.
Net Assets	$ 2,326,020	$ 2,326,020	$ 2,326,020	$ 2,326,020	$ 2,326,020	$ 2,326,020	$ 2,326,020	$ 2,326,020	$ 2,326,020
Holdings Count | Integer	65	65	65	65	65	65	65	65	65
Advisory Fees Paid, Amount		$ 7,658
Investment Company, Portfolio Turnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$2,326,020
Number of Portfolio Holdings	65
Investment Advisory Fees Paid, Net	$7,658
Portfolio Turnover Rate	8%

Holdings [Text Block]

The table below shows the investment makeup of the Fund as of June 30, 2024.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Investment Company	31.1%
US Treasury Securities	25.6%
Energy	17.0%
Utilities	7.4%
Industrial	0.7%
Basic Materials	0.4%
Financial	0.3%
Commodity Derivatives	(2.9)%

Updated Prospectus Phone Number		1-800-920-0259
Updated Prospectus Web Address		www.uscfinvestments.com/filings/equities
Accountant Change Statement [Text Block]

Change in Accountants

On September 20, 2023, the Audit Committee of the Board of Trustees of the USCF ETF Trust (the “Trust”) appointed, and the Board of Trustees ratified and approved, Cohen & Company, Ltd. as the independent registered public accounting firm of the Trust for the fiscal year ended June 30, 2024. Prior to the Trust’s fiscal year ended June 30, 2024 Spicer Jeffries LLP was engaged by the Trust to audit the financial statements for its series. During the fiscal years ended June 30, 2023 and 2022, and during the subsequent interim period through September 20, 2023, there were no disagreements between the Trust and Spicer Jeffries LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Spicer Jeffries LLP, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Trust’s series for such years or interim period.

Accountant Change Date		Sep. 20, 2023
USCF Aluminum Strategy Fund
Shareholder Report [Line Items]
Fund Name	USCF Aluminum Strategy Fund
Trading Symbol	ALUM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about USCF Aluminum Strategy Fund for the period of October 5, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Additional Information Phone Number	1-800-920-0259
Additional Information Website	www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Aluminum Strategy Fund	$50(a)	0.65%

(a)	Based on the period October 5, 2023 (commencement of operations) through June 30, 2024. Expenses would have been higher if based on the full reporting period.

Expenses Paid, Amount	$ 50 [2]
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund listed for trading on NYSE Arca on October 6, 2023. For the fiscal period ended June 30, 2024, on a net asset value (“NAV”) basis the Fund returned 9.07%. During the period, the Fund allocated approximately one-third of its assets based on notional exposure between each of three different aluminum futures contracts listed on the Chicago Mercantile Exchange (“CME”). The Fund reflected the performance of the three futures contracts it owned plus the return on collateral invested in short-term U.S. Treasury Bills and interest- bearing cash accounts less expenses. Aluminum futures rose as investors anticipated higher demand due to the energy transition. However, futures prices retreated due to sluggish demand from China, stricter environmental regulations globally, and demand wavering due to a cooling of electric vehicle adoption.

Performance Past Does Not Indicate Future [Text]	The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown.
Line Graph [Table Text Block]	GROWTH OF AN ASSUMED $10,000 INVESTMENT
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	Since Inception (10/5/2023)
USCF Aluminum Strategy Fund - NAV	9.07%
USCF Aluminum Strategy Fund - Market	8.19%
S&P 500 Index	29.64%
Bloomberg Aluminum Subindex Total Return℠	11.83%

Performance Inception Date	Oct. 05, 2023
No Deduction of Taxes [Text Block]	Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares.
Net Assets	$ 1,622,184	$ 1,622,184	$ 1,622,184	$ 1,622,184	$ 1,622,184	$ 1,622,184	$ 1,622,184	$ 1,622,184	$ 1,622,184
Holdings Count | Integer	6	6	6	6	6	6	6	6	6
Advisory Fees Paid, Amount	$ 12,512
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$1,622,184
Number of Portfolio Holdings	6
Investment Advisory Fees Paid, Net	$12,512
Portfolio Turnover Rate	0%

Holdings [Text Block]	The table below shows the investment makeup of the Fund as of June 30, 2024.
Summary of Portfolio Holdings by Sector	% of Total Net Assets
US Treasury Securities	79.6%
Commodity Derivatives	(2.3)%

Updated Prospectus Phone Number	1-800-920-0259
Updated Prospectus Web Address	www.uscfinvestments.com/filings/equities
Accountant Change Statement [Text Block]

Change in Accountants

On September 20, 2023, the Audit Committee of the Board of Trustees of the USCF ETF Trust (the “Trust”) appointed, and the Board of Trustees ratified and approved, Cohen & Company, Ltd. as the independent registered public accounting firm of the Trust for the fiscal year ended June 30, 2024. Prior to the Trust’s fiscal year ended June 30, 2024 Spicer Jeffries LLP was engaged by the Trust to audit the financial statements for its series. During the fiscal years ended June 30, 2023 and 2022, and during the subsequent interim period through September 20, 2023, there were no disagreements between the Trust and Spicer Jeffries LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Spicer Jeffries LLP, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Trust’s series for such years or interim period.

Accountant Change Date	Sep. 20, 2023
USCF Midstream Energy Income Fund
Shareholder Report [Line Items]
Fund Name			USCF Midstream Energy Income Fund
Trading Symbol			UMI
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about USCF Midstream Energy Income Fund for the period of July 1, 2023 to June 30, 2024
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-920-0259
Additional Information Website			www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Midstream Energy Income Fund	$97	0.85%

Expenses Paid, Amount			$ 97
Expense Ratio, Percent			0.85%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

The Fund posted a strong 12-month absolute performance period ending June 30, 2024. The Fund holdings rallied on growing thematic tailwinds—long-term natural gas demand trends from liquefied natural gas (LNG) exports and data center electricity demand. Fund holdings exposed to these trends benefited from investor sentiment that these midstream energy companies should see increased throughput volumes over the long term. Additionally, during the Fund’s fiscal year, we believe that stock fundamentals remained attractive, even relative to the 2014 midstream energy sector peak. Further, current stock fundamentals are attractive, even relative to 10 years ago at the 2014 sector peak. The Fund modestly lagged its benchmark during the fiscal year but continues to outperform since inception. The Fund’s 30-day SEC yield remains attractive relative to the broad market S&P 500 Index at 4.59% as of June 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

Targa Resources (TRGP) was the top contributor during the fiscal year. Management is targeting “meaningful” dividend growth and a long-term 40-50% payout ratio from cash flow from operations.

Energy Transfer (ET) reported strong operating results during the trailing 12 months and continues to target a 3% to 5% annual distribution growth rate. ONEOK (OKE) acquired Magellan Midstream Partners (MMP) in late 2023, which diversified its business and added assets that generate high free cash flow. ONEOK also benefitted from continued volume growth in the Bakken region of South Dakota, where it operates.

TOP PERFORMANCE DETRACTORS

During the fiscal year ended June 30,2024, the Fund had one performance detractor. Canadian midstream C-corporation Enbridge (ENB) modestly detracted from performance. Shares posted positive absolute returns, but they lagged the strong performance of the Fund’s underlying portfolio. Enbridge is primarily a midstream energy company; however, many Canadian midstream names also have utility assets and may be more interest rate sensitive at times.

Performance Past Does Not Indicate Future [Text]			The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown.
Line Graph [Table Text Block]			GROWTH OF AN ASSUMED $10,000 INVESTMENT
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (3/23/2021)
USCF Midstream Energy Income Fund - NAV	28.92%	23.81%
USCF Midstream Energy Income Fund - Market	28.92%	23.86%
S&P 500 Index	24.56%	12.48%
Alerian Midstream Energy Select Total Return Index℠	29.57%	22.83%

Performance Inception Date								Mar. 23, 2021
No Deduction of Taxes [Text Block]			Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares.
Material Change Date			Dec. 07, 2023
Net Assets	$ 273,257,513	$ 273,257,513	$ 273,257,513	$ 273,257,513	$ 273,257,513	$ 273,257,513	$ 273,257,513	$ 273,257,513	$ 273,257,513
Holdings Count | Integer	22	22	22	22	22	22	22	22	22
Advisory Fees Paid, Amount			$ 1,967,308
Investment Company, Portfolio Turnover			21.00%
Additional Fund Statistics [Text Block]

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$273,257,513
Number of Portfolio Holdings	22
Investment Advisory Fees Paid, Net	$1,967,308
Portfolio Turnover Rate	21%

Holdings [Text Block]	The table below shows the investment makeup of the Fund as of June 30, 2024.
Summary of Portfolio Holdings by Sector	% of Total Net Assets
Energy	99.2%
Money Market Funds	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the period. For more information, review the Fund’s current prospectus at www.uscfinvestments.com/filings/equities or upon request at 1-800-920-0259.

On December 7, 2023, the Fund’s Board of Trustees of USCF ETF Trust approved a change in the Fund’s dividend payment frequency such that the Fund intends to pay out dividends on a monthly basis. The Fund previously paid out dividends on a quarterly basis.

Summary of Change Legend [Text Block]			This is a summary of certain changes to the Fund during the period.
Updated Prospectus Phone Number			1-800-920-0259
Updated Prospectus Web Address			www.uscfinvestments.com/filings/equities
Accountant Change Statement [Text Block]

Change in Accountants

On September 20, 2023, the Audit Committee of the Board of Trustees of the USCF ETF Trust (the “Trust”) appointed, and the Board of Trustees ratified and approved, Cohen & Company, Ltd. as the independent registered public accounting firm of the Trust for the fiscal year ended June 30, 2024. Prior to the Trust’s fiscal year ended June 30, 2024, the Fund’s financial statements were audited by Spicer Jeffries LLP. During the fiscal years ended June 30, 2023 and 2022, and during the subsequent interim period through September 20, 2023, there were no disagreements between the Trust and Spicer Jeffries LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Spicer Jeffries LLP, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period.

Accountant Change Date			Sep. 20, 2023
USCF Dividend Income Fund
Shareholder Report [Line Items]
Fund Name			USCF Dividend Income Fund
Trading Symbol			UDI
Security Exchange Name			NYSEArca
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about USCF Dividend Income Fund for the period of July 1, 2023 to June 30, 2024.
Additional Information [Text Block]			You can find additional information about the Fund at www.uscfinvestments.com/filings/equities. You can also request this information by contacting us at 1-800-920-0259.
Additional Information Phone Number			1-800-920-0259
Additional Information Website			www.uscfinvestments.com/filings/equities
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Dividend Income Fund	$68	0.65%

Expenses Paid, Amount			$ 68
Expense Ratio, Percent			0.65%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

For the fiscal year ended June 30, 2024, the USCF Dividend Income Fund lagged its benchmark, the S&P 500 Value Index. Both the Fund and the S&P 500 Value Index underperformed the broad market S&P 500 Index, as the broader index continued to be buoyed by large-cap growth tech stocks that have low or no dividend yields (and remain outside of our investible universe). On an absolute basis, the Fund’s holdings in the financials and information technology sectors contributed to returns, while industrials and communication services detracted. The 30-day SEC yield remains high relative to the broad market at 2.79% as of June 30, 2024.

TOP PERFORMANCE CONTRIBUTORS

During the fiscal year ended June 30, 2024, we exited long time holding Broadcom (AVGO) after significant share price appreciation as valuations were swept up in the market’s excitement over artificial intelligence. Jefferies Financial Group (JEF) increased its dividend by 16.7% in the second quarter of 2024, and the company saw a rebound in investment banking activity and increased trading volume that resulted in robust earnings per share growth. At the end of June 2023, the Fed announced that all major banks had passed this year’s stress test, having capital well in excess of what would be required in a severe recession. In turn, banks were able to establish both dividend and share buyback plans consistent with the capital minimums derived from the stress test. Our holding in JPMorgan Chase & Co (JPM) contributed to returns and the bank announced plans to increase its dividend.

TOP PERFORMANCE DETRACTORS

Advertising company Interpublic Group (IPG) recently lost two large accounts, which led investors to reduce organic growth expectations; however, we believe the company can navigate this rough patch and continue to pay its high dividend yield. Package carrier United Parcel Service (UPS) detracted as shares were pressured by continued weakness in business trends following a recent strike, and we exited our holding. Pharmaceutical company Pfizer (PFE) lagged as declining COVID treatment and vaccine sales continued to trail off, weighing on top line growth.

Performance Past Does Not Indicate Future [Text]			The performance shown represents past performance.
Line Graph [Table Text Block]

GROWTH OF AN ASSUMED $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURN (Fund/Index)	1 Year	Since Inception (6/7/2022)
USCF Dividend Income Fund - NAV	10.32%	6.58%
USCF Dividend Income Fund - Market	10.26%	6.60%
S&P 500 Index	24.56%	15.96%
S &P 500 Value Total Return Index℠	15.29%	11.90%

Performance Inception Date						Jun. 07, 2022
No Deduction of Taxes [Text Block]			Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on distributions or on the sale of shares.
Net Assets	$ 5,817,998	$ 5,817,998	$ 5,817,998	$ 5,817,998	$ 5,817,998	$ 5,817,998	$ 5,817,998	$ 5,817,998	$ 5,817,998
Holdings Count | Integer	36	36	36	36	36	36	36	36	36
Advisory Fees Paid, Amount			$ 37,150
Investment Company, Portfolio Turnover			28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Total Net Assets	$5,817,998
Number of Portfolio Holdings	36
Investment Advisory Fees Paid, Net	$37,150
Portfolio Turnover Rate	28%

Holdings [Text Block]

The table below shows the investment makeup of the Fund as of June 30, 2024.

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Financial	44.1%
Consumer, Non-cyclical	29.9%
Communications	11.6%
Technology	6.5%
Money Market Funds	2.4%
Consumer, Cyclical	1.9%
Basic Materials	1.8%
Industrial	1.6%

Updated Prospectus Phone Number			1-800-920-0259
Updated Prospectus Web Address			www.uscfinvestments.com/filings/equities
Accountant Change Statement [Text Block]

Change in Accountants

On September 20, 2023, the Audit Committee of the Board of Trustees of the USCF ETF Trust (the “Trust”) appointed, and the Board of Trustees ratified and approved, Cohen & Company, Ltd. as the independent registered public accounting firm of the Trust for the fiscal year ended June 30, 2024. Prior to the Trust’s fiscal year ended June 30, 2024, the Fund’s financial statements were audited by Spicer Jeffries LLP. During the fiscal years ended June 30, 2023 and 2022, and during the subsequent interim period through September 20, 2023, there were no disagreements between the Trust and Spicer Jeffries LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Spicer Jeffries LLP, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period.

Accountant Change Date			Sep. 20, 2023

[1]	Based on the period August 8, 2023 (commencement of operations) through June 30, 2024. Expenses would have been higher if based on the full reporting period.
[2]	Based on the period October 5, 2023 (commencement of operations) through June 30, 2024. Expenses would have been higher if based on the full reporting period.